Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity securities, percentage of plan assets	100.00%	100.00%
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	10.00%
Equity securities, percentage of plan assets	2.80%	2.90%
U.S. Qualified Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	35.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity securities, percentage of plan assets	51.50%	45.90%
U.S. Qualified Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	30.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity securities, percentage of plan assets	30.70%	35.50%
U.S. Qualified Pension Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	18.00%
Equity securities, percentage of plan assets	15.00%	15.70%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity securities, percentage of plan assets	100.00%	100.00%
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	10.00%
Equity securities, percentage of plan assets	2.80%	3.90%
International Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	35.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity securities, percentage of plan assets	51.90%	51.60%
International Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	30.00%
Equity and debt securities, target allocation percentage, maximum	55.00%
Equity securities, percentage of plan assets	29.00%	31.00%
International Pension Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	18.00%
Equity securities, percentage of plan assets	16.30%	13.50%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity securities, percentage of plan assets	100.00%	100.00%
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	0.00%
Equity and debt securities, target allocation percentage, maximum	5.00%
Equity securities, percentage of plan assets	4.00%	4.40%
Postretirement Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	10.00%
Equity and debt securities, target allocation percentage, maximum	35.00%
Equity securities, percentage of plan assets	21.70%	20.10%
Postretirement Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Equity and debt securities, target allocation percentage, maximum	30.00%
Equity securities, percentage of plan assets	13.00%	15.50%
Postretirement Plans [Member] | Real Estate Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	55.00%
Equity and debt securities, target allocation percentage, maximum	70.00%
Equity securities, percentage of plan assets	61.30%	60.00%